PROPERTY, PLANT AND EQUIPMENT (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ 6,223,644	$ 6,054,199	$ 4,334,113
Property Plant And Equipment Pledged For Short Term Loans	1,125,846	0
Property Plant And Equipment Pledged For Long Term Loans	35,101,837	35,250,574
Mortgaged Assets On Property Plant And Equipment	4,549,424	569,171
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Accumulated Capitalized Interest Costs	$ 418,715	$ 102,577	$ 310,551